Interest and other income - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Decrease through write-off, financial assets		$ 1,126
Income from subleasing right-of-use assets	$ 418	$ 319	$ 313